Net (loss)/income per ordinary share - Anti-dilutive shares (Details)	12 Months Ended
Dec. 31, 2018 shares
Shares issuable upon conversion of January 2018 Loan
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares issuable upon conversion of January 2018 Loan	27,777,270